Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK EQUITY DIVIDEND FUND
Prospectus Date	rr_ProspectusDate	Nov. 27, 2015
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2016